Credit impairment charges and other provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of impairment loss and reversal of impairment loss [abstract]
Credit impairment charges and other provisions
	2017	2016	2015
	£m	£m	£m
New and increased impairment allowances	3,187	3,259	2,641
Releases	(533)	(551)	(535)
Recoveries	(334)	(365)	(350)
Impairment charges on loans and advances	2,320	2,343	1,756
Provision charges/(releases) for undrawn contractually committed facilities and guarantees provided	13	9	(12)
Loan impairment	2,333	2,352	1,744
Available for sale investment	3	21	18
Reverse repurchase agreements	-	-	-
Credit impairment charges and other provisions	2,336	2,373	1,762